EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Advisers Senior Floating-Rate Fund (the "Registrant") (1933 Act File No. 333-32266) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2004 do not differ materially from those contained in Post-Effective Amendment No. 4 ("Amendment No. 4") to the Registration Statement on Form N-2, and (b) that Amendment No. 4 was filed electronically with the Commission (Accession No. 0000940394-04-________) on March 19, 2004.


Eaton Vance Advisers Senior Floating-Rate Fund


By:  /s/ Alan R. Dynner
     ------------------------
     Alan R. Dynner, Esq.
     Secretary


Date:  April 2, 2004